1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Basic earnings (loss) per share calculation:
Weighted average common shares outstanding			1,611,653	717,132
Basic net (loss) per share			$ (0.06)	$ (0.20)
Diluted (loss) per share calculation:
Net (loss) per common shareholders	$ (197,033)	$ (41,640)	$ 1,611,653	$ 717,132
Basic weighted average common shares outstanding			1,611,653	717,132
Diluted weighted average common shares outstanding			1,611,653	717,132
Diluted net (loss) per share			$ (0.06)	$ (0.20)